DISSOLUTION OF SUBSIDIARIES (Details) - USD ($)	Sep. 30, 2018	Oct. 01, 2017	Sep. 30, 2017
Due to related parties	$ 61,776		$ 1,154,424
DISSOLUTION OF SUBSIDIARIES [Member]
Cash		$ 0
Due to related parties		1,447,881
Debt forgiven by related parties		(1,447,881)
Net asset		$ 0